Property, plant and equipment	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, plant and equipment

At September 30, 2023 and December 31, 2022, property plant and equipment consisted of buildings and leasehold improvements, laboratory equipment and other assets. Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 15,330,000 at September 30, 2023 (December 31, 2022: € 14,484,000).